Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REVENUES
Net pool revenues (notes 16e and 16h)	$ 370,583	$ 138,631	$ 69,675
Time charter revenues (note 16e)	75,375	94,213	98,248
Voyage charter revenues	41,283	8,040	4,415
Interest income from investment in term loans (note 6)		9,118	7,677
Other revenues (note 23)	26,952
Total revenues	514,193	250,002	180,015
Voyage expenses	(19,816)	(11,223)	(8,337)
Vessel operating expenses (notes 16e and 16f)	(137,164)	(98,403)	(91,667)
Time-charter hire expense (note 18)	(74,898)	(22,160)	(6,174)
Depreciation and amortization	(73,760)	(53,292)	(50,973)
General and administrative expenses (note 16e)	(17,354)	(12,821)	(13,522)
Gain (loss) on sale of vessels (note 21)	771	9,955	(71)
Restructuring charge (note 23)	(4,772)
Income from operations	187,200	62,058	9,271
Interest expense	(17,389)	(9,128)	(10,454)
Interest income	107	287	158
Realized and unrealized loss on derivative instruments (note 12)	(1,597)	(1,712)	(1,524)
Equity income (note 8)	14,411	5,228	854
Other (expenses) income (note 17)	(3,097)	3,805	(1,014)
Net income (loss)	$ 179,635	$ 60,538	$ (2,709)
Per common share amounts (note 20)
• Basic earnings (loss) per share	$ 1.36	$ 0.67	$ (0.10)
• Diluted earnings (loss) per share	1.35	0.66	(0.10)
• Cash dividends declared	$ 0.24	$ 0.12	$ 0.12
Weighted-average number of Class A and Class B common stock outstanding (note 20)
• Basic	130,136,228	85,882,685	83,591,030
• Diluted	130,717,709	86,247,137	83,591,030